Income Taxes (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of income tax rate
Canadian statutory income tax rate (recovery)	28.30%	31.00%	(33.00%)
Manufacturing and processing profits deduction	(0.80%)	(0.60%)	(0.20%)
Foreign rate differentials	(0.10%)	(4.20%)	(5.80%)
Losses not benefited	9.50%	3.30%	28.30%
Utilization of losses previously not benefited	(10.20%)	(9.40%)	(0.70%)
Earnings of equity accounted investees	(1.60%)	(2.20%)	(3.00%)
Goodwill impairment			7.30%
Valuation allowance on deferred tax assets	(6.50%)	(0.30%)
Other	(2.00%)	(1.40%)	2.10%
Effective income tax rate	16.60%	16.20%	(5.00%)